Financial instruments - Contractual maturities (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,025,963	$ 1,100,858	$ 1,108,895
Accrued compensation	672,775		642,897
Borrowings	3,587,095		2,331,207
Lease liabilities		$ 911,525
Clients’ funds obligations	720,322		366,796
Financial liabilities	6,947,475		4,473,019
Accounts payable and accrued liabilities, contractual cash flows	1,025,963		1,108,895
Accrued compensation, contractual cash flows	672,775		642,897
Clients' funds obligations, contractual cash flows	720,322		366,796
Financial liabilities, contractual cash flows	7,224,958		4,687,953
Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	1,211,965		1,256,554
Borrowings, contractual cash flows	1,325,791		1,425,138
Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings			334,370
Borrowings, contractual cash flows			378,298
Unsecured committed term loan credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	2,330,288		661,939
Borrowings, contractual cash flows	2,400,927		747,921
Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings			14,295
Borrowings, contractual cash flows			14,609
Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings			30,339
Lease liabilities	876,370
Lease liabilities, undiscounted cash flows	1,002,493
Borrowings, contractual cash flows			31,245
Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	44,842		33,710
Borrowings, contractual cash flows	45,221		34,181
Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	6,694		3,682
Derivative financial liabilities, contractual cash flows	290,661		224,440
Derivative financial assets, contractual cash flows	(299,279)		(228,672)
Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	57,595		19,542
Derivative financial liabilities, contractual cash flows	1,272,197		1,160,635
Derivative financial assets, contractual cash flows	(1,232,774)		(1,218,430)
Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	661
Derivative financial liabilities, contractual cash flows	661
Less than one year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	1,025,963		1,108,895
Accrued compensation, contractual cash flows	672,775		642,897
Clients' funds obligations, contractual cash flows	720,322		366,796
Financial liabilities, contractual cash flows	3,027,517		2,304,339
Less than one year | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	321,089		116,613
Less than one year | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows			10,493
Less than one year | Unsecured committed term loan credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	35,869		19,677
Less than one year | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows			10,938
Less than one year | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	207,617
Borrowings, contractual cash flows			14,534
Less than one year | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	38,240		22,719
Less than one year | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	108,478		97,993
Derivative financial assets, contractual cash flows	(107,621)		(97,250)
Less than one year | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	315,839		91,857
Derivative financial assets, contractual cash flows	(311,715)		(101,823)
Less than one year | Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	661
Between one and three years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0		0
Accrued compensation, contractual cash flows	0		0
Clients' funds obligations, contractual cash flows	0		0
Financial liabilities, contractual cash flows	2,546,666		807,386
Between one and three years | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	519,605		738,987
Between one and three years | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows			20,986
Between one and three years | Unsecured committed term loan credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	1,696,940		40,804
Between one and three years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows			3,558
Between one and three years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	325,964
Borrowings, contractual cash flows			16,172
Between one and three years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	5,387		8,885
Between one and three years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	163,183		126,447
Derivative financial assets, contractual cash flows	(169,846)		(131,422)
Between one and three years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	168,458		250,763
Derivative financial assets, contractual cash flows	(163,025)		(267,794)
Between one and three years | Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0
Between three and five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0		0
Accrued compensation, contractual cash flows	0		0
Clients' funds obligations, contractual cash flows	0		0
Financial liabilities, contractual cash flows	1,411,727		1,575,637
Between three and five years | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	485,097		569,538
Between three and five years | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows			346,819
Between three and five years | Unsecured committed term loan credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	668,118		687,440
Between three and five years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows			113
Between three and five years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	229,871
Borrowings, contractual cash flows			539
Between three and five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	1,587		1,986
Between three and five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	19,000		0
Derivative financial assets, contractual cash flows	(21,812)		0
Between three and five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	787,900		818,015
Derivative financial assets, contractual cash flows	(758,034)		(848,813)
Between three and five years | Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0
Beyond five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0		0
Accrued compensation, contractual cash flows	0		0
Clients' funds obligations, contractual cash flows	0		0
Financial liabilities, contractual cash flows	239,048		591
Beyond five years | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0		0
Beyond five years | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows			0
Beyond five years | Unsecured committed term loan credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0		0
Beyond five years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows			0
Beyond five years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities, undiscounted cash flows	239,041
Borrowings, contractual cash flows			0
Beyond five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	7		591
Beyond five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0		0
Derivative financial assets, contractual cash flows	0		0
Beyond five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0		0
Derivative financial assets, contractual cash flows	0		$ 0
Beyond five years | Non deliverable forwards
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	$ 0